Fair Value Measurements - Additional Information (Details) - Level III [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Institutional Asset Management [Member] | Goodwill [Member]
Fair Value Measurements, Nonrecurring [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 66,200
Atalanta Sosnoff [Member] | Equity Method Investments [Member]
Fair Value Measurements, Nonrecurring [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 14,730